Quarterly Holdings Report
for
Fidelity® Mid Cap Growth Index Fund
September 30, 2025
MCG-NPRT1-1125
1.9896344.106
Common Stocks - 99.9%
	Shares	Value ($)
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	40,744	765,580
CANADA - 0.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Restaurant Brands International Inc (United States)	233,473	14,974,959
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	12,826	1,389,825
TOTAL CANADA		16,364,784
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	19,355	875,814
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Freedom Holding Corp/NV (b)	17,037	2,932,579
KOREA (SOUTH) - 1.3%
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
Coupang Inc Class A (b)	1,407,869	45,333,382
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	6,738	855,793
SWITZERLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
On Holding AG Class A (b)	250,226	10,597,071
UNITED KINGDOM - 1.3%
Consumer Discretionary - 1.2%
Hotels, Restaurants & Leisure - 1.2%
Flutter Entertainment PLC (b)	164,297	41,731,438
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	70,413	4,952,146
TOTAL UNITED KINGDOM		46,683,584
UNITED STATES - 96.4%
Communication Services - 6.9%
Diversified Telecommunication Services - 0.3%
AST SpaceMobile Inc Class A (b)(c)	201,786	9,903,657
GCI LLC Class A	1,950	73,232
GCI LLC Class C	5,098	190,003
Iridium Communications Inc	1	17
		10,166,909
Entertainment - 4.6%
Liberty Media Corp-Liberty Formula One Class A (b)	9,170	873,167
Liberty Media Corp-Liberty Formula One Class C (b)	73,391	7,665,690
Live Nation Entertainment Inc (b)(c)	179,763	29,373,274
ROBLOX Corp Class A (b)	692,173	95,879,804
Roku Inc Class A (b)	19,474	1,949,932
Take-Two Interactive Software Inc (b)	69,855	18,047,738
TKO Group Holdings Inc Class A	33,368	6,739,001
		160,528,606
Interactive Media & Services - 1.2%
Pinterest Inc Class A (b)	333,621	10,732,588
Reddit Inc Class A (b)	132,151	30,393,408
Trump Media & Technology Group Corp (b)(c)	99,633	1,635,974
		42,761,970
Media - 0.8%
DoubleVerify Holdings Inc (b)	4	48
Liberty Broadband Corp Class A (b)	5,440	344,515
Liberty Broadband Corp Class C (b)	26,698	1,696,391
Nexstar Media Group Inc (c)	2,400	474,576
NIQ Global Intelligence Plc (c)	28,633	449,538
Trade Desk Inc (The) Class A (b)	506,654	24,831,113
		27,796,181
TOTAL COMMUNICATION SERVICES		241,253,666

Consumer Discretionary - 18.3%
Broadline Retail - 0.1%
Etsy Inc (b)	64,319	4,270,138
Distributors - 0.0%
Pool Corp	7,952	2,465,677
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions Inc (b)	8,844	960,193
Duolingo Inc Class A (b)	42,654	13,727,764
Grand Canyon Education Inc (b)	8,822	1,936,605
H&R Block Inc	25,998	1,314,719
		17,939,281
Hotels, Restaurants & Leisure - 10.9%
Carnival Corp (b)	378,278	10,936,017
Cava Group Inc (b)	113,582	6,861,489
Choice Hotels International Inc (c)	9,882	1,056,484
Churchill Downs Inc	60,621	5,880,843
Darden Restaurants Inc	125,596	23,908,455
Domino's Pizza Inc	10,884	4,698,732
DraftKings Inc Class A (b)	545,094	20,386,516
Dutch Bros Inc Class A (b)	133,071	6,964,936
Expedia Group Inc Class A	137,144	29,314,530
Hilton Worldwide Holdings Inc	261,309	67,794,007
Las Vegas Sands Corp	352,702	18,971,841
Light & Wonder Inc Class A (b)(c)	93,959	7,886,918
Norwegian Cruise Line Holdings Ltd (b)	453,781	11,176,626
Planet Fitness Inc Class A (b)	95,181	9,879,788
Royal Caribbean Cruises Ltd	287,079	92,893,023
Texas Roadhouse Inc	75,077	12,474,044
Travel + Leisure Co	23,627	1,405,570
Vail Resorts Inc	33,325	4,984,420
Viking Holdings Ltd (b)	197,169	12,256,025
Wendy's Co/The (c)	89,388	818,793
Wingstop Inc (c)	31,538	7,937,484
Wyndham Hotels & Resorts Inc	76,451	6,108,435
Yum! Brands Inc	105,726	16,070,352
		380,665,328
Household Durables - 0.6%
SharkNinja Inc (b)	16,224	1,673,506
Somnigroup International Inc	228,407	19,261,562
TopBuild Corp (b)	2,416	944,318
		21,879,386
Specialty Retail - 4.6%
Burlington Stores Inc (b)	71,318	18,150,431
Carvana Co Class A (b)	149,576	56,426,050
Chewy Inc Class A (b)	241,704	9,776,927
Floor & Decor Holdings Inc Class A (b)	38,853	2,863,466
Lithia Motors Inc Class A	3,461	1,093,676
Murphy USA Inc	20,452	7,940,694
Restoration Hardware Inc (b)	3,089	627,561
Ross Stores Inc	73,238	11,160,739
Tractor Supply Co	602,735	34,277,539
Ulta Beauty Inc (b)	12,819	7,008,788
Valvoline Inc (b)(c)	129,417	4,647,364
Wayfair Inc Class A (b)	19,626	1,753,191
Williams-Sonoma Inc	20,222	3,952,390
		159,678,816
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp (b)	167,651	16,994,782
Lululemon Athletica Inc (b)	68,943	12,267,028
Ralph Lauren Corp Class A	3,147	986,773
Tapestry Inc	214,626	24,299,956
		54,548,539
TOTAL CONSUMER DISCRETIONARY		641,447,165

Consumer Staples - 1.7%
Beverages - 0.3%
Celsius Holdings Inc (b)	186,693	10,732,981
Coca-Cola Consolidated Inc	8,854	1,037,334
		11,770,315
Consumer Staples Distribution & Retail - 1.3%
BJ's Wholesale Club Holdings Inc (b)	10,810	1,008,033
Casey's General Stores Inc	6,697	3,785,948
Performance Food Group Co (b)	24,277	2,525,779
Sprouts Farmers Market Inc (b)	101,783	11,073,990
Sysco Corp	299,584	24,667,747
		43,061,497
Food Products - 0.1%
Darling Ingredients Inc (b)	22,354	690,068
Freshpet Inc (b)	142	7,825
Hershey Co/The	20,652	3,862,957
		4,560,850
TOTAL CONSUMER STAPLES		59,392,662

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Cheniere Energy Inc	112,553	26,447,704
HF Sinclair Corp	19,388	1,014,768
Phillips 66	33,601	4,570,408
Targa Resources Corp	243,628	40,817,435
Texas Pacific Land Corp	21,816	20,368,290
		93,218,605
Financials - 9.7%
Banks - 0.1%
Pinnacle Financial Partners Inc	7,601	712,897
Western Alliance Bancorp	27,162	2,355,489
		3,068,386
Capital Markets - 5.9%
Ameriprise Financial Inc	98,146	48,214,223
Ares Management Corp Class A	213,108	34,073,838
Bank of New York Mellon Corp/The	57,807	6,298,651
Blue Owl Capital Inc Class A (c)	693,560	11,741,971
Coinbase Global Inc Class A (b)	23,257	7,849,005
FactSet Research Systems Inc	2,842	814,204
Hamilton Lane Inc Class A	30,022	4,046,665
Houlihan Lokey Inc Class A	23,256	4,774,922
Jefferies Financial Group Inc	43,104	2,819,864
Lazard Inc	21,060	1,111,547
LPL Financial Holdings Inc	90,340	30,055,215
Morningstar Inc	17,889	4,150,427
MSCI Inc	41,890	23,768,805
Robinhood Markets Inc Class A (b)	112,246	16,071,382
TPG Inc Class A	140,589	8,076,838
Tradeweb Markets Inc Class A	11,289	1,252,853
		205,120,410
Consumer Finance - 0.2%
Ally Financial Inc	40,837	1,600,810
Credit Acceptance Corp (b)(c)	727	339,458
SoFi Technologies Inc Class A (b)	177,517	4,690,000
		6,630,268
Financial Services - 2.7%
Affirm Holdings Inc Class A (b)	180,950	13,223,826
Block Inc Class A (b)	228,680	16,526,704
Corpay Inc (b)	77,130	22,218,068
Equitable Holdings Inc	340,996	17,315,777
Shift4 Payments Inc Class A (b)(c)	74,412	5,759,489
Toast Inc Class A (b)	512,631	18,716,158
UWM Holdings Corp Class A	29,429	179,222
WEX Inc (b)	3,664	577,189
		94,516,433
Insurance - 0.8%
Brown & Brown Inc	33,842	3,174,041
Everest Group Ltd	6,662	2,333,232
Kinsale Capital Group Inc	25,094	10,671,475
Markel Group Inc (b)	2,866	5,477,958
RLI Corp	5,654	368,754
Ryan Specialty Holdings Inc Class A (c)	119,206	6,718,450
		28,743,910
TOTAL FINANCIALS		338,079,407

Health Care - 14.6%
Biotechnology - 5.0%
Alnylam Pharmaceuticals Inc (b)	141,416	64,485,696
Apellis Pharmaceuticals Inc (b)	123,207	2,788,174
Caris Life Sciences Inc (b)	12,731	385,113
Exact Sciences Corp (b)	12,131	663,687
Exelixis Inc (b)	241,507	9,974,239
Halozyme Therapeutics Inc (b)	138,764	10,176,952
Incyte Corp (b)	46,204	3,918,561
Insmed Inc (b)	197,753	28,478,410
Ionis Pharmaceuticals Inc (b)	163,483	10,695,058
Natera Inc (b)	147,139	23,684,965
Neurocrine Biosciences Inc (b)	93,791	13,166,381
Sarepta Therapeutics Inc (b)(c)	89,121	1,717,362
Summit Therapeutics Inc (b)(c)	132,428	2,735,962
Ultragenyx Pharmaceutical Inc (b)	102,882	3,094,691
Viking Therapeutics Inc (b)(c)	11,465	301,299
		176,266,550
Health Care Equipment & Supplies - 4.1%
Dexcom Inc (b)	443,651	29,853,276
IDEXX Laboratories Inc (b)	91,549	58,489,741
Inspire Medical Systems Inc (b)	18,570	1,377,894
Insulet Corp (b)	79,676	24,598,371
Masimo Corp (b)(c)	51,583	7,611,072
Penumbra Inc (b)	42,599	10,791,179
ResMed Inc	39,432	10,793,721
		143,515,254
Health Care Providers & Services - 2.8%
Cardinal Health Inc	136,053	21,354,879
Cencora Inc	207,529	64,859,038
Chemed Corp	1,656	741,457
DaVita Inc (b)	42,857	5,694,410
Molina Healthcare Inc (b)	33,652	6,439,647
		99,089,431
Health Care Technology - 1.5%
Doximity Inc Class A (b)	151,498	11,082,079
Veeva Systems Inc Class A (b)	133,255	39,697,997
		50,780,076
Life Sciences Tools & Services - 0.9%
Medpace Holdings Inc (b)	25,326	13,021,616
Repligen Corp (b)	7,869	1,051,849
Sotera Health Co (b)	22,219	349,505
Tempus AI Inc Class A (b)(c)	93,338	7,533,310
Waters Corp (b)	35,349	10,597,984
		32,554,264
Pharmaceuticals - 0.3%
Corcept Therapeutics Inc (b)(c)	106,543	8,854,788
TOTAL HEALTH CARE		511,060,363

Industrials - 20.3%
Aerospace & Defense - 6.4%
Axon Enterprise Inc (b)	84,541	60,670,003
BWX Technologies Inc	18,220	3,359,221
HEICO Corp	49,925	16,116,789
HEICO Corp Class A	82,759	21,028,234
Howmet Aerospace Inc	454,194	89,126,489
Karman Holdings Inc (c)	30,151	2,176,902
Leonardo DRS Inc	34,030	1,544,962
Loar Holdings Inc (b)	44,198	3,535,840
Rocket Lab Corp (c)	468,974	22,468,544
Spirit AeroSystems Holdings Inc Class A (b)(c)	15,223	587,608
StandardAero Inc (b)	16,762	457,435
		221,072,027
Building Products - 0.9%
AAON Inc (c)	76,430	7,141,619
Armstrong World Industries Inc	14,239	2,790,986
Carlisle Cos Inc (c)	5,699	1,874,743
Lennox International Inc	35,987	19,050,079
Simpson Manufacturing Co Inc	4,208	704,672
		31,562,099
Commercial Services & Supplies - 0.9%
Rollins Inc	318,263	18,694,769
Tetra Tech Inc	56,168	1,874,887
Veralto Corp	107,706	11,482,537
		32,052,193
Construction & Engineering - 2.9%
Comfort Systems USA Inc	39,556	32,640,820
EMCOR Group Inc	17,612	11,439,698
MasTec Inc (b)	15,519	3,302,598
Quanta Services Inc	129,768	53,778,456
WillScot Holdings Corp	2,859	60,353
		101,221,925
Electrical Equipment - 2.0%
Rockwell Automation Inc	10,300	3,600,159
Vertiv Holdings Co Class A	431,412	65,082,814
		68,682,973
Ground Transportation - 0.3%
Avis Budget Group Inc (b)(c)	6,581	1,056,744
Lyft Inc Class A (b)	73,566	1,619,188
Old Dominion Freight Line Inc	12,708	1,789,032
U-Haul Holding Co (b)(c)	3,940	224,856
U-Haul Holding Co Class N	43,249	2,201,374
XPO Inc (b)	27,035	3,494,814
		10,386,008
Machinery - 0.1%
Allison Transmission Holdings Inc	17,370	1,474,366
RBC Bearings Inc (b)	7,142	2,787,451
		4,261,817
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)	22,398	1,114,972
American Airlines Group Inc (b)	52,183	586,537
Southwest Airlines Co	56,149	1,791,715
		3,493,224
Professional Services - 3.2%
Booz Allen Hamilton Holding Corp Class A	137,823	13,775,409
Broadridge Financial Solutions Inc	119,718	28,513,236
Dayforce Inc (b)	16,972	1,169,201
Equifax Inc	24,511	6,287,807
ExlService Holdings Inc (b)	180,439	7,944,729
KBR Inc	12,309	582,093
Paychex Inc	114,300	14,488,668
Paycom Software Inc	31,793	6,617,395
Paylocity Holding Corp (b)	46,467	7,400,799
Verisk Analytics Inc	94,990	23,890,935
		110,670,272
Trading Companies & Distributors - 3.5%
Core & Main Inc Class A (b)	125,166	6,737,686
Fastenal Co	1,067,263	52,338,578
Ferguson Enterprises Inc	13,034	2,927,176
FTAI Aviation Ltd	115,497	19,271,829
SiteOne Landscape Supply Inc (b)	16,441	2,117,601
WW Grainger Inc	42,865	40,848,630
		124,241,500
TOTAL INDUSTRIALS		707,644,038

Information Technology - 17.6%
Communications Equipment - 0.0%
Lumentum Holdings Inc (b)	5,895	959,175
Ubiquiti Inc (c)	4,755	3,141,058
		4,100,233
Electronic Equipment, Instruments & Components - 0.5%
CDW Corp/DE	11,392	1,814,518
Jabil Inc	78,055	16,951,204
		18,765,722
IT Services - 3.8%
Cloudflare Inc Class A (b)	349,625	75,026,029
Gartner Inc (b)	85,080	22,364,980
Globant SA (b)(c)	6,754	387,545
GoDaddy Inc Class A (b)	155,953	21,339,049
Kyndryl Holdings Inc (b)	73	2,191
MongoDB Inc Class A (b)	8,623	2,676,407
Okta Inc Class A (b)	73,909	6,777,455
Twilio Inc Class A (b)	27,621	2,764,586
		131,338,242
Semiconductors & Semiconductor Equipment - 2.8%
Astera Labs Inc (b)	142,776	27,955,541
Enphase Energy Inc (b)	144,673	5,119,977
Entegris Inc (c)	28,124	2,600,345
Lattice Semiconductor Corp (b)	131,057	9,609,099
MACOM Technology Solutions Holdings Inc (b)	17,751	2,209,822
Monolithic Power Systems Inc	52,454	48,291,251
Onto Innovation Inc (b)	12,445	1,608,143
		97,394,178
Software - 9.1%
Appfolio Inc Class A (b)	24,961	6,880,749
Bentley Systems Inc Class B (c)	177,798	9,153,041
Circle Internet Group Inc Class A	8,340	1,105,717
Confluent Inc Class A (b)	314,908	6,235,178
Datadog Inc Class A (b)	349,810	49,812,945
Docusign Inc (b)	172,170	12,411,735
Dropbox Inc Class A (b)	56,072	1,693,935
Dynatrace Inc (b)	333,168	16,141,990
Elastic NV (b)	103,104	8,711,257
Fair Isaac Corp (b)	21,898	32,771,014
Gen Digital Inc	67,312	1,910,988
Gitlab Inc Class A (b)(c)	151,201	6,816,141
Guidewire Software Inc (b)	94,844	21,800,842
HubSpot Inc (b)	57,724	27,003,287
Manhattan Associates Inc (b)	67,967	13,931,876
nCino Inc (b)(c)	19,041	516,202
Nutanix Inc Class A (b)	71,419	5,312,859
Pegasystems Inc	32,885	1,890,888
Procore Technologies Inc (b)(c)	130,201	9,494,257
PTC Inc (b)	15,670	3,181,323
RingCentral Inc Class A (b)	91,780	2,601,045
Rubrik Inc Class A (b)	78,652	6,469,127
Samsara Inc Class A (b)	304,635	11,347,654
SentinelOne Inc Class A (b)	242,392	4,268,523
Teradata Corp (b)	29,498	634,502
Tyler Technologies Inc (b)	40,465	21,169,669
Unity Software Inc (b)	21,073	843,763
Zscaler Inc (b)	110,629	33,151,086
		317,261,593
Technology Hardware, Storage & Peripherals - 1.4%
NetApp Inc	89,654	10,620,413
Pure Storage Inc Class A (b)	301,929	25,304,670
Super Micro Computer Inc (b)(c)	266,994	12,799,692
		48,724,775
TOTAL INFORMATION TECHNOLOGY		617,584,743

Materials - 0.2%
Construction Materials - 0.1%
Eagle Materials Inc	3,040	708,441
James Hardie Industries PLC (b)	106,827	2,052,146
		2,760,587
Metals & Mining - 0.1%
Carpenter Technology Corp	5,177	1,271,161
Steel Dynamics Inc	17,801	2,481,993
		3,753,154
TOTAL MATERIALS		6,513,741

Real Estate - 1.3%
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	36,844	5,805,141
CoStar Group Inc (b)	58,371	4,924,761
Jones Lang LaSalle Inc (b)	14,327	4,273,457
		15,003,359
Residential REITs - 0.1%
Sun Communities Inc	27,460	3,542,340
UDR Inc	22,611	842,486
		4,384,826
Retail REITs - 0.5%
Simon Property Group Inc	81,108	15,221,538
Specialized REITs - 0.3%
Lamar Advertising Co Class A	99,285	12,154,470
TOTAL REAL ESTATE		46,764,193

Utilities - 3.1%
Electric Utilities - 1.0%
NRG Energy Inc	215,724	34,936,502
Independent Power and Renewable Electricity Producers - 2.1%
Vistra Corp	383,698	75,174,112
TOTAL UTILITIES		110,110,614

TOTAL UNITED STATES		3,373,069,197
TOTAL COMMON STOCKS (Cost $3,034,712,321)		3,497,477,784

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (e) (Cost $510,478)	4.15	513,000	510,538

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.21	6,926,262	6,927,647
Fidelity Securities Lending Cash Central Fund (f)(g)	4.19	110,710,820	110,721,891
TOTAL MONEY MARKET FUNDS (Cost $117,649,538)			117,649,538

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $3,152,872,337)	3,615,637,860
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(114,592,115)
NET ASSETS - 100.0%	3,501,045,745

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	16	12/19/2025	5,257,920	17,789	17,789

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $509,543.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $23,602,563.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,066,298	237,473,906	233,611,854	113,437	(703)	-	6,927,647	6,926,262	0.0%
Fidelity Securities Lending Cash Central Fund	24,133,322	234,586,837	147,998,268	83,795	-	-	110,721,891	110,710,820	0.4%
Total	27,199,620	472,060,743	381,610,122	197,232	(703)	-	117,649,538

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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